Business Acquisitions - Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Nov. 28, 2015
Assets Purchased
Document Period End Date	Feb. 29, 2016
Current assets	$ 48.0	$ 7.0
Property, plant and equipment	12.0	1.0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		71.0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Acquired technology	233.0
Finite-Lived Customer Relationships	132.0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Brand	34.0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other intangible assets	9.0
Business Combination, Recognized Identifiable Assets Acquired And Liabilities Assumed, Goodwill	540.0	85.0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	1,008.0	164.0
Liabilities Assumed
Accounts Payable		2.0
Current Liabilities	64.0
Debt	88.0
Deferred Revenue	178.0	8.0
Deferred income tax liability	49.0	18.0
Liabilities Assumed including Income Tax	379.0	28.0
Net non-cash assets acquired	629.0	136.0
Cash acquired	27.0	3.0
Restricted Cash Acquired from Acquisition	10.0
Net assets acquired	666.0	139.0
Business Combination, Settlement of Acquiree Debt	88.0	18.0
Elimination of bridge loan	(30.0)
Business Combination Total Consideration Transferred	724.0	139.0
Consideration
Business Combination, Cash Consideration Transferred	636.0	104.0
Business Combination, Settlement of Acquiree Debt	88.0	18.0
Business Combination, Contingent Consideration, Liability		17.0
Business Combination Total Consideration Transferred	724.0	$ 139.0
Business Combination, Acquisition Related Costs	2.0
Future post-combination employment expense	16.0
Business Acquisition, Purchase Price of Acquired Entity	$ 742.0
Acquired Finite-Lived Intangible Asset, Weighted Average Useful Life, Customer Relationship	7 years
Acquired Finite Lived Intangible Asset Weighted Average Useful Life Acquired Technology	6 years	5 years
Good Technology Corporation
Assets Purchased
Current assets	$ 33.0
Property, plant and equipment	9.0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Acquired technology	148.0
Finite-Lived Customer Relationships	88.0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Brand	31.0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other intangible assets	9.0
Business Combination, Recognized Identifiable Assets Acquired And Liabilities Assumed, Goodwill	313.0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	631.0
Liabilities Assumed
Current Liabilities	54.0
Debt	88.0
Deferred Revenue	156.0
Deferred income tax liability	7.0
Liabilities Assumed including Income Tax	305.0
Net non-cash assets acquired	326.0
Cash acquired	23.0
Restricted Cash Acquired from Acquisition	10.0
Net assets acquired	359.0
Business Combination, Settlement of Acquiree Debt	88.0
Elimination of bridge loan	(30.0)		$ 30.0
Business Combination Total Consideration Transferred	417.0
Consideration
Business Combination, Cash Consideration Transferred	329.0
Business Combination, Settlement of Acquiree Debt	88.0
Business Combination Total Consideration Transferred	417.0
Business Combination, Acquisition Related Costs	2.0
Future post-combination employment expense	6.0
Business Acquisition, Purchase Price of Acquired Entity	425.0
AtHoc, Inc.
Assets Purchased
Current assets	11.0
Property, plant and equipment	3.0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Acquired technology	55.0
Finite-Lived Customer Relationships	40.0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Brand	3.0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other intangible assets	0.0
Business Combination, Recognized Identifiable Assets Acquired And Liabilities Assumed, Goodwill	191.0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	303.0
Liabilities Assumed
Current Liabilities	6.0
Debt	0.0
Deferred Revenue	15.0
Deferred income tax liability	42.0
Liabilities Assumed including Income Tax	63.0
Net non-cash assets acquired	240.0
Cash acquired	0.0
Restricted Cash Acquired from Acquisition	0.0
Net assets acquired	240.0
Business Combination, Settlement of Acquiree Debt	0.0
Business Combination Total Consideration Transferred	240.0
Consideration
Business Combination, Cash Consideration Transferred	240.0
Business Combination, Settlement of Acquiree Debt	0.0
Business Combination Total Consideration Transferred	240.0
Future post-combination employment expense	10.0
Business Acquisition, Purchase Price of Acquired Entity	250.0
WatchDox Ltd.
Assets Purchased
Current assets	3.0
Property, plant and equipment	0.0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Acquired technology	30.0
Finite-Lived Customer Relationships	4.0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Brand	0.0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other intangible assets	0.0
Business Combination, Recognized Identifiable Assets Acquired And Liabilities Assumed, Goodwill	28.0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	65.0
Liabilities Assumed
Current Liabilities	3.0
Debt	0.0
Deferred Revenue	7.0
Deferred income tax liability	0.0
Liabilities Assumed including Income Tax	10.0
Net non-cash assets acquired	55.0
Cash acquired	4.0
Restricted Cash Acquired from Acquisition	0.0
Net assets acquired	59.0
Business Combination, Settlement of Acquiree Debt	0.0
Business Combination Total Consideration Transferred	59.0
Consideration
Business Combination, Cash Consideration Transferred	59.0
Business Combination, Settlement of Acquiree Debt	0.0
Business Combination Total Consideration Transferred	59.0
Business Acquisition, Purchase Price of Acquired Entity	59.0
Encription
Assets Purchased
Current assets	1.0
Business Combination, Recognized Identifiable Assets Acquired And Liabilities Assumed, Goodwill	8.0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	9.0
Liabilities Assumed
Current Liabilities	1.0
Liabilities Assumed including Income Tax	1.0
Net non-cash assets acquired	8.0
Net assets acquired	8.0
Business Combination Total Consideration Transferred	8.0
Consideration
Business Combination, Cash Consideration Transferred	8.0
Business Combination Total Consideration Transferred	8.0
Business Acquisition, Purchase Price of Acquired Entity	8.0
Secusmart GmbH
Consideration
Business Combination, Contingent Consideration, Liability	$ 17.0	$ 8.0
Business Acquisition, Purchase Price of Acquired Entity		82.0
Movirtu Limited
Consideration
Business Combination, Acquisition Related Costs		2.0
Business Acquisition, Purchase Price of Acquired Entity		32.5
Other acquisitions
Consideration
Business Acquisition, Purchase Price of Acquired Entity		$ 9.0